FAIR VALUE MEASUREMENTS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Gross Holding Gain (Loss) and Fair Value of Held-to-Maturity Securities
The following table presents the gross holding gain and loss and fair value of held-to-maturity securities at June 30, 2022 and December 31, 2021:
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain/(Loss)	Fair Value(i)
June 30, 2022	U.S. Treasury Securities (Matured on 07/12/22, reinvested and mature on 08/25/22)	1	$287,534,896	$(10,910)	$287,523,986

December 31, 2021	U.S. Treasury Securities (Matured on 1/25/2022)	1	$284,373,197	$959	$284,374,156

(i)	Fair value of securities does not include cash held in trust in the amount of $7,874 and $6,579, as of June 30, 2022 and December 31, 2021, respectively.

The following table presents the gross holding gain and loss and fair value of held-to-maturity securities at December 31, 2021 and 2020:
	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain/(Loss)	Fair Value(i)
December 31, 2021	U.S. Treasury Securities (Mature on 1/25/2022)	1	$284,373,197	$959	$284,374,156

December 31, 2020	U.S. Treasury Securities (Mature on 2/25/2021)	1	$278,773,543	$(1,423)	$278,772,120

(i)	Fair value of securities does not include cash held in trust in the amount of $6,579 and $1,103, as of December 31, 2021 and 2020, respectively.

Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Level	June 30, 2022	Level	December 31, 2021
Warrant liabilities – public warrants	1	$6,593,640	1	$9,798,000
Warrant liabilities – private placement warrants	3	$12,541,170	3	$11,422,018
FPA liabilities – committed	3	$2,759,038	3	$2,474,941
FPA liabilities – optional	3	$2,762,023	3	$2,533,104

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	Level	December 31, 2021	Level	December 31, 2020
Warrant liability – Public Warrants	1	$9,798,000	3	$22,364,221
Warrant liability – Private Placement Warrants	3	$11,422,018	3	$16,867,946
FPA liability – committed	3	$2,474,941	3	$2,947,167
FPA liability – optional	3	$2,533,104	3	$3,810,610

Level 3 Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	At June 30, 2022	At December 31, 2021
Warrants- private placement
Common stock price	$10.27	$10.13
Volatility	4.5%	10.20%
Expected life of the options to convert	5.25 years	5.45 years
Risk free rate	3.01%	1.30%
Dividend yield	0%	0%
	At June 30, 2022	At December 31, 2021
FPA-committed
Common stock price	$10.27	$10.13
Time to maturity	0.25 year	0.45 year
Risk Free rate	1.72%	0.17%

FPA-optional
Common stock price	$10.27	$10.13
Volatility	4.5%	5.0%
Time to maturity	0.25 year	0.45 year
Risk Free rate	1.72%	0.17%

The following table provides quantitative information regarding Level 3 fair value measurement inputs at their measurement dates:
	As of December 31, 2021	As of December 31, 2020
Warrants- Private Placement
Common share price	$10.13	$9.77
Volatility	10.20%	22.59%
Expected life of the options to convert	5.45 years	5.95 years
Risk free rate	1.30%	0.50%
Dividend yield	0%	0%

FPA-committed
Common share price	$10.13	$9.77
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%

FPA-optional
Common share price	$10.13	$9.77
Volatility	5.0%	10%
Time to maturity	0.45 year	0.95 year
Risk Free rate	0.17%	0.10%

Changes in Fair Value of Warrants and FPA Liabilities
The following table presents the changes in the fair value of the Warrants and the FPA liabilities at June 30, 2022:
	Public Warrants	Private Placement Warrants	Total Warrant Liabilities	Committed FPA	Optional FPA	Total FPA Liabilities
Fair value as of December 31, 2021	$9,798,000	$11,422,018	$21,220,018	$2,474,941	$2,533,104	$5,008,045
Additional Private Placement Warrants May 25, 2022	—	2,760,000	2,760,000	—	—	—
Fair Value of Private Placement Warrants in excess of purchase price	—	81,153	81,153	—	—	—
Change in fair value	(3,204,360)	(1,722,001)	(4,926,361)	284,097	228,919	513,016
Fair value as of June 30, 2022	$6,593,640	$12,541,170	$19,134,810	$2,759,038	$2,762,023	$5,521,061
The following table presents the changes in the fair value of the Warrants and the FPA liabilities at June 30, 2021:
	Public Warrants	Private Placement Warrants	Total Warrant Liability	Committed FPA	Optional FPA	Total FPA Liability
Fair value as of December 31, 2020	$22,364,221	$16,867,946	$39,232,167	$2,947,167	$3,810,610	$6,757,777
Additional Private Placement Warrants May 25, 2021	—	2,760,000	2,760,000	—	—	—
Fair Value of Private Placement Warrants in excess of purchase price	—	(79,548)	(79,548)	—	—	—
Change in fair value	(6,908,221)	(4,652,842)	(11,534,063)	25,391	(209,500)	(184,109)
Fair value as of June 30, 2021	$15,456,000	$14,992,556	$31,903,209	$2,972,558	$3,601,110	$6,573,668

The following table presents the changes in the fair value of the Warrants and the FPA liabilities:
	Public Warrants	Private Placement Warrants	Total Warrant Liabilities	Committed FPA	Optional FPA	Total FPA Liabilities
Fair value as of July 27, 2020 (inception)	$—	$—	$—	$—	$—	$—
Initial measurement on November 27, 2020	15,897,248	11,926,600	27,823,848	904,970	2,494,505	3,399,475
Change in fair value	6,466,973	4,941,346	11,408,319	2,042,197	1,316,105	3,358,302
Fair value as of December 31, 2020	22,364,221	$16,867,946	$39,232,167	$2,947,167	$3,810,610	$6,757,777
Additional Private Placement Warrants May 27, 2021	—	2,680,452	2,680,452	—	—	—
Additional Private Placement Warrants November 27, 2021	—	2,428,804	2,428,804	—	—	—
Change in fair value	(12,566,221)	(10,555,184)	(23,121,405)	(472,226)	(1,277,506)	(1,749,732)
Fair value as of December 31, 2021	$9,798,000	$11,422,018	$21,220,018	$2,474,941	$2,533,104	$5,008,045